Notes Payable (Narrative) (Details) - Dec. 31, 2016 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Bankers' acceptances	¥ 100,888	$ 14,531
SPD Bank [Member]
Deposits at SPD Bank	43,453	6,259
Line of Credit Facility, Maximum Borrowing Capacity	45,000	6,950
Loans Payable to Bank, Noncurrent	42,710
Line of Credit Facility, Remaining Borrowing Capacity	2,290
Weifang Bank [Member]
Deposits at SPD Bank	29,968	$ 4,316
Line of Credit Facility, Maximum Borrowing Capacity	¥ 45,000